Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 4:-	FAIR VALUE MEASUREMENTS

The following is a summary of marketable securities held as of December 31, 2021 and 2020:

	December 31, 2021
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value
Matures within one year:
Corporate debentures	$25,430	$170	$-	$25,600
Government debentures	2,507	9	-	2,516

	27,937	179	-	28,116
Matures after one year through four years:
Corporate debentures	140,364	435	(1,090)	139,709
Government debentures	9,648	11	(99)	9,560

	150,012	446	(1,189)	149,269

Total	$177,949	$625	$(1,189)	$177,385

	December 31, 2020
	Amortized Cost	Gross unrealized gain	Gross unrealized loss	Fair value
Matures within one year:
Corporate debentures	$13,106	$210	$-	$13,316
Government debentures	402	-	-	402

	13,508	210	-	13,718
Matures after one year through four years:
Corporate debentures	63,611	1,815	(3)	65,423
Government debentures	6,145	79	(11)	6,213

	69,756	1,894	(14)	71,636

Total	$83,264	$2,104	$(14)	$85,354

Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values, were as follows as of December 31, 2021 and 2020:

	December 31, 2021
	Less than 12 months		More than 12 months		Total
	Fair Value	Unrealized Losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Corporate debentures	$114,199	$(1,075)	$1,063	$(15)	$115,262	$(1,090)
Government debentures	6,524	(91)	2,253	(8)	9,047	(99)

Total	$120,723	$(1,166)	$3,586	$(23)	$124,309	$(1,189)

	December 31, 2020
	Less than 12 months		More than 12 months		Total
	Fair value	Unrealized Losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Corporate debentures	$3,821	$(3)	$-	$-	$3,821	$(3)
Government debentures	3,002	(11)	-	-	3,002	(11)

Total	$6,823	$(14)	$-	$-	$6,823	$(14)

The table below sets forth the Company’s assets and liabilities that were measured at fair value as of December 31, 2021 and 2020 by level within the fair value hierarchy.

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$177,385	$-	$177,385
Foreign currency derivative contracts	-	317	-	317

Total financial assets	$-	$177,702	$-	$177,702

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$85,354	$-	$85,354

Total financial assets	$-	$85,354	$-	$85,354